Corporate information	12 Months Ended
Dec. 31, 2021
Corporate information
Corporate information

Notes to Consolidated Financial Statements

Section 1— Corporate information

1.1Organization

Forward Pharma A/S (the "Company") is a limited liability company incorporated and domiciled in Denmark. The registered office is located in Copenhagen, Denmark. The consolidated financial statements include the Company's directly, and indirectly, owned German, United States and two Danish subsidiaries, identified as follows: Forward Pharma GmbH ("FP GmbH"), Forward Pharma USA, LLC (“FP USA”), Forward Pharma FA ApS (“FA”) and Forward Pharma Operations ApS ("Operations"), respectively (also see Restructuring below). The Company and its subsidiaries are collectively referred to as the "Group." The Company's board of directors authorized the issuance of the financial statements included herein on April 6, 2022.

As discussed in more detail in Note 1.2, effective as of February 1, 2017, the Company entered into a Settlement and License Agreement (the "License Agreement") with two wholly owned subsidiaries of Biogen Inc. (collectively "Biogen"). Prior to entering into the License Agreement, the Company was actively developing FP187®, a proprietary formulation of dimethyl fumarate ("DMF"), for the treatment of multiple sclerosis ("MS") patients. The Company announced on March 1, 2017 plans to complete the remaining research and development efforts of FP187® and pursue an organizational realignment to reduce personnel and operating expenses by mid-year 2017. The organizational realignment was substantially completed by September 30, 2017. As discussed in Note 1.2, the Company has permanently discontinued the development of DMF formulations, including FP187®.

Under the terms of the License Agreement, the Company restructured its operations (the "Restructuring") on June 30, 2017 whereby the Company transferred to Operations (a wholly owned Danish limited liability company of the Company created in 2017) certain assets and liabilities, including the legal and beneficial rights, title and interest to defined intellectual property (the "IP"), and Operations transferred the IP to FWP IP ApS ("FWP IP") (a wholly owned Danish limited liability company of Operations created in 2017). The final step in the Restructuring was completed on November 22, 2017 when the capital stock of FWP IP was sold (the "Sale") to a Danish limited liability company (FWP HoldCo ApS, referred to as "HoldCo") owned and controlled by an independent Danish foundation (FWP Fonden, referred to as the "Foundation").

The Foundation's three-member board includes one independent director and one director appointed by each of the Company and Biogen. The Company does not control, nor does it have exposure or rights to variable returns from the Foundation, HoldCo or FWP IP. In accordance with the License Agreement, Operations is obligated to pay 100,000 Danish Kroner (“DKK”) ($15,000 based on the December 31, 2021 exchange rate) annually (the "Annual Funding") to FWP IP in exchange for FWP IP agreeing to hold, prosecute and maintain the IP in accordance with certain agreements. The Group is only obligated to remit the Annual Funding through the last to expire, or invalidation of, the licensed patents underlying the IP; however, the Company's obligation to remit the Annual Funding would be discontinued earlier if certain events, as defined in the License Agreement, occur.

On August 2, 2017, the Company's shareholders approved a 10-for-1 share split (the "Share Split"). All share and per share information contained in the accompanying financial statements has been adjusted to reflect the Share Split. Subsequent to the Share Split, the nominal value of an ordinary share of the Company is 0.01 DKK.

On August 2, 2017, the Company's shareholders approved a capital reduction with a corresponding shareholder distribution of 917.7 million Euros (“EUR”) ($1.1 billion) (the "Capital Reduction"). The funds for the Capital Reduction were distributed to shareholders during September 2017. The Capital Reduction was executed through the annulment of 80% of the ordinary shares outstanding post Share Split. Currently, there are no plans to distribute funds to shareholders in the future.

1.2Intellectual Property Proceedings and the Settlement and License Agreement

On February 1, 2017, the License Agreement with Biogen and certain additional parties became effective. The License Agreement provided Biogen with a co-exclusive license in the United States, and an exclusive license outside the United States, to the IP, effective as of February 9, 2017. In accordance with the License Agreement, Biogen paid the Company a non-refundable fee of $1.25 billion ("Non-refundable Fee") in February 2017. The Non-refundable Fee was recognized as revenue upon Biogen obtaining the right to use the IP on February 9, 2017 as management concluded that all the Company’s performance obligations, as provided for in the License Agreement, were met at that time.

Background

On April 13, 2015, an administrative patent judge at the United States Patent Trial and Appeal Board ("PTAB") declared Patent Interference No. 106,023 (the "Interference Proceeding") between the Company's United States Patent Application No. 11/567,871 and United States Patent No. 8,399,514B2 held by a subsidiary of Biogen, Inc. The License Agreement did not resolve the Interference Proceeding between the Company and Biogen or the pending opposition proceeding against the Company's European patent EP2801355 (the "Opposition Proceeding"). The License Agreement allows for the PTAB and the United States Court of Appeals for the Federal Circuit (the "Federal Circuit"), as applicable, and the Opposition Division, the Technical Board of Appeal (the “TBA”) and the Enlarged Board of Appeal of the European Patent Office (the "EPO"), as applicable, to make final determinations in the proceedings before them. As discussed further below, the final determinations in the proceedings would determine whether future royalties are due to the Company in accordance with the License Agreement. An unsuccessful outcome in the Interference Proceeding would result in the Company not being entitled to royalties based on Biogen’s future net sales in the United States, as defined in the License Agreement, and an unsuccessful outcome in the Opposition Proceeding would result in the Company not being entitled to royalties on Biogen’s future net sales outside the United States, as defined in the License Agreement.

Interference Proceeding

On March 31, 2017, the PTAB issued a decision in the Interference Proceeding in favor of Biogen. The PTAB ruled that the claims of the Company's United States Patent Application No. 11/567,871 are not patentable due to a lack of adequate written description. On May 30, 2017, the Company filed a notice of appeal with the Federal Circuit seeking to have the PTAB’s decision overturned and the Interference Proceeding reinstated. On October 24, 2018, the Federal Circuit affirmed the PTAB’s decision. On November 21, 2018, the Company filed a petition for rehearing of the Federal Circuit’s decision. The rehearing request was denied on January 2, 2019 and the Federal Circuit’s decision became final on January 9, 2019. The Federal Circuit’s final decision ended the Interference Proceeding in favor of Biogen. As a result of the unsuccessful outcome of the Interference Proceeding, the Company will not receive royalties from Biogen based on Biogen's future net sales in the United States, as defined in the License Agreement.

On March 25, 2019, the Company received notice from Biogen of their exercise of the option to purchase the intellectual property in the United States associated with the Company (the “U.S. IP”) pursuant to the License Agreement. The Foundation and Biogen have consummated the assignment of the U.S. IP to Biogen upon the execution of assignment agreements and the payment of a nominal amount by Biogen to FWP IP, and Biogen has assumed ownership and responsibility for the assigned U.S. IP. In addition, the Company will not be able to develop or commercialize any therapy for the treatment of any human disease or condition using DMF, including FP187®.

As a result of entering into the License Agreement, combined with the unsuccessful outcome in the Interference Proceeding and Biogen’s exercise of its option to purchase the U.S. IP, the Company has permanently discontinued the development of DMF formulations, including FP187®. Therefore, sources of revenue derived from customers in the United States are not expected.

Opposition Proceeding

If the Company is successful in the Opposition Proceeding (i.e., the Company obtains, as a result of the Opposition Proceeding, and any appeals therefrom, a patent with a claim covering oral treatment of MS with 480 mg/day of DMF), it would be eligible to collect a 10% royalty from January 1, 2021 to December 31, 2028 and a 20% royalty from January 1, 2029 until the earlier of the expiration or invalidation of the patents defined in the License Agreement, on a country-by-country basis on Biogen's net sales outside the United States of DMF-containing products indicated for treating MS that, but for the license granted under the License Agreement, would infringe a Company patent, provided that other conditions of the License Agreement are satisfied. Among the conditions that need to be satisfied for any royalty to be payable by Biogen to the Company is the absence of generic entry in a particular geography having a particular impact as defined in the License Agreement.

On January 29, 2018, the Opposition Division of the EPO concluded the oral proceeding concerning patent EP2801355 and issued an initial decision in the Opposition Proceeding. The Opposition Division revoked patent EP2801355 after considering third-party oppositions from several opponents. On March 22, 2018, the Opposition Division issued its written decision with detailed reasons for the decision, on May 7, 2018, the Company submitted its notice of appeal, and on August 1, 2018, the Company submitted the detailed grounds for the appeal. On July 8, 2019, the Company received notice from the EPO that the appeal would be heard by the TBA of the EPO on June 18, 2020 (the “2020 Hearing”).

The 2020 Hearing was postponed twice as the result of the coronavirus 2019 (“COVID-19”) pandemic and was finally heard by the TBA on September 6, 2021 (the “September 2021 Hearing”). At the conclusion of the September 2021 Hearing, the TBA announced that it had dismissed the Company’s appeal of the previous decision of the Opposition Division to revoke patent EP2801355 and that the detailed reasons for the dismissal would be published at a later date. The TBA made its decision after considering the Company’s appeal against the decision of the Opposition Division and third-party submissions from several opponents.

The TBA published the detailed reasons for their decision on November 18, 2021. Following the review and evaluation of the TBA’s published reasoning for their decision, the Company submitted a petition (“Petition”) to the Enlarged Board of Appeal (“EBA”) of the EPO asking the EBA to review the TBA’s decision in an effort to overturn the unfavorable outcome. The Petition asserts that a procedural error was made by the TBA that resulted in the erroneous decision to dismiss the Company’s appeal. While management believes there are compelling factors supporting why the TBA failed to comply with the required procedural aspects when reaching its decision in the September 2021 Hearing, the likelihood of the Petition being successful is low.

The Petition to the EBA was submitted on January 27, 2022 and management estimates that it will take between six and twelve months to receive a response whether the EBA will admit the Petition.

If the EBA rejects the Petition and declines to review the TBA’s decision

The EBA’s rejection of the Petition to review the TBA’s decision would end the Opposition Proceeding in favor of the opponents. The rejection of the Petition would also represent an unsuccessful outcome of the Opposition Proceeding, resulting in no royalties being due to the Group from Biogen based on Biogen’s net sales outside the United States, as defined in the License Agreement.

If the EBA admits the Petition and elects to review the TBA’s decision

If the EBA admits the Petition, management expects the EBA to take up to two years to reach a conclusion as to whether the TBA complied with the required procedural aspects while conducting the September 2021 Hearing.

If after the EBA completes its review, it does not agree with management that the TBA failed to comply with certain procedural aspects while conducting the September 2021 Hearing, it would represent an unsuccessful outcome of the Opposition Proceeding, resulting in no royalties being due to the Group from Biogen based on Biogen’s net sales outside the United States, as defined in the License Agreement.

If after the EBA completes its review, it agrees with management that the TBA failed to comply with certain procedural aspects while conducting the September 2021 Hearing, the EBA may ask the TBA to hear the parties again and reach a new decision. If the TBA reverses its decision and now rules in favor of the Company, management expects the TBA will remand the case to the Opposition Division, in order for the Opposition Division to resolve the remaining elements of the original opposition. If the TBA remands the case to the Opposition Division, it is uncertain when the Opposition Division would resolve the remaining elements of the original opposition and there is a real risk that the Opposition Division rules against the Company after considering the remaining elements of the original opposition. The Group is not entitled to any royalty payments from the License Agreement until and unless all remaining elements of the original opposition are resolved in its favor. If the TBA does not reverse its decision, it would represent an unsuccessful outcome of the Opposition Proceeding, resulting in no royalties being due to the Group from Biogen based on Biogen’s net sales outside the United States, as defined in the License Agreement.

As the result of the complexity of the Opposition Proceeding combined with numerous factors that can affect the outcome, many of which are outside the control of the Company, it is difficult to estimate when the Opposition Proceeding will conclude; however, achieving a favorable outcome in the Opposition Proceeding could take up to four years and possibly longer. Potential royalties due to the Group in accordance with the License Agreement are contingent on a successful outcome of the Opposition Proceeding, which is doubtful, and provided other conditions, as defined in the License Agreement, are met. Even if there is a favorable outcome in the Opposition Proceeding, if the other conditions, as defined in the License Agreement, are not met, future royalties will not be due to the Group. Therefore, after considering the uncertainty of a successful outcome in the Opposition Proceeding combined with the uncertainty of meeting the other conditions, as defined in the License agreement, management believes it is unlikely that future royalties will be due the Company in accordance with the License Agreement.

1.3Public listing of American Depositary Shares representing Ordinary Shares

In 2014, the Company completed the initial public offering (“IPO”) of American Depositary Shares (“ADSs”) representing ordinary shares of the Company in the United States and issued 11.2 million ADSs. Prior to the Share Split, each ADS represented one ordinary share. At the time of the Share Split and after the subsequent Capital Reduction, each ADS represented ten ordinary shares and two ordinary shares, respectively. In addition, on December 6, 2019, an ADS ratio change (“ADS Ratio Change”) was implemented that resulted in each ADS representing 14 ordinary shares (see Note 1.4).

As of December 31, 2021, there are 1.65 million ADSs outstanding representing 23.16 million ordinary shares. The change in the number of outstanding ADSs since the Company’s IPO is primarily the result of the ADS Ratio Change. The number of ADSs outstanding has no effect on the share or per-share information disclosed herein.

1.4Nasdaq’s Continued Listing Requirements

The Company’s ADSs are currently listed on the Nasdaq Stock Market (“Nasdaq”) Capital Market Exchange (“CME”). Nasdaq has continued listing requirements (“CLR”) that the Company must maintain to remain listed. During 2019, the Company was not in compliance with the CLR and implemented the ADS Ratio Change and transferred the listing from Nasdaq’s Global Select Exchange to the CME in order to regain compliance with CLR.

In the future, if the Company fails to maintain compliance with the CLR, the Company’s ADSs would likely be delisted from the CME and begin trading on the over-the-counter market (pink sheets).

The Company’s ADSs trade under the symbol “FWP” on the CME.

1.5Going Concern

The Group currently estimates that there will be adequate liquidity to continue as a going concern beyond the next twelve months; however, if the Company fails to prevail in the Opposition Proceeding, including all appeals, as discussed in Note 1.2, future revenues are unlikely, the Group’s ability to continue as a going concern long-term would be uncertain.